Related Party Transactions and Balances - Schedule of Financial Support to these Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Wangxiancai Limited [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Relationship with the Group	An entity controlled by the legal representative and executive director of one of the former subsidiaries. The subsidiary was disposed of on October 31, 2023 and Wangxiancai Limited was no longer a related party of the Group since then
Key Space (S) Pte Ltd (“Key Space”) [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Relationship with the Group	An entity controlled by certain shareholders of the Group, ceased to be a related party of the Company in December 2024.
Mr. Qu Chengcai [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Relationship with the Group	Chief Executive Officer. Mr. Qu resigned on October 17, 2024 and Mr. Qu was no longer a related party of the Group since then.
Mr. Sun Zhichen [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Relationship with the Group	Chief Executive Officer from January, 2025, former Chief Financial Officer till October 17, 2024.
Mr. Zhang Yong [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Relationship with the Group	Chief Executive Officer. Mr.Zhang was appointed as CEO on October 17, 2024, and resigned on January 2025
Balance due to related parties	¥ 1,060
Ms. Chang Jiaxing [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Relationship with the Group	Chief Financial Officer from October 17, 2024
Mr. Wu Guofu [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Relationship with the Group	Independent director
Ms. Qiao Nini [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Relationship with the Group	Independent director
Key Space [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Balance due to related parties			4,324
Related Party [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Balance due to related parties	¥ 1,060	$ 149	¥ 4,324